Leader Short-Term Bond Fund

Institutional Shares:	LCCIX
Investor Shares:	LCCMX
Class A Shares:	LCAMX
Class C Shares:	LCMCX

Supplement dated April 5, 2018

to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated September 29, 2017, and supplemented on January 19, 2018

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Please be advised that effective April 19, 2018, the name of the Fund will be changed to Leader Short Duration Bond Fund. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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This Supplement, the Prospectus, the SAI, and the Supplement dated January 19, 2018 each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus, SAI, and Supplement dated January 19, 2018 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling (800) 711-9164.

Please retain this Supplement for future reference.